THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON AUGUST 15, 2011 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


            Report for the Calendar Year or Quarter Ended June 30, 2011

Check here if Amendment:           |X|; Amendment Number:  1

This Amendment (Check only one):   |_| is a restatement
                                   |X| adds new holding entries.

Institutional Manager Filing this Report:

Name:     MCM Capital Management, LLC

Address:  1370 Avenue of the Americas
          New York, New York  10019

13F File Number: 028-10733

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Alan Rivera, Esq.
Title:    Chief Financial Officer & General Counsel
Phone:    (212) 586-4333


Signature, Place and Date of Signing:

/s/ Alan Rivera              New York, New York              November 1, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             1

Form 13F Information Table Entry Total:        2

Form 13F Information Table Value Total:       $4,626
                                         (thousands)

List of Other Included Managers:

1. Name: MMI Investments, LP     13F File Number: 028-12272


                                                      FORM 13F INFORMATION TABLE
                                                             June 30, 2011

             COLUMN 1       COLUMN 2      COLUMN 3    COLUMN 4         COLUMN 5        COLUMN 6       COLUMN 7       COLUMN 8
                                                       VALUE     SHRS OR  SH/  PUT/   INVESTMENT      OTHER       VOTING AUTHORITY
   NAME OF ISSUER         TITLE OF CLASS  CUSIP       (X$1000)   PRN AMT  PRN  CALL   DISCRETION      MANAGERS  SOLE    SHARED  NONE
KVH INDS INC                  COM         482738101   1,913      180,000  SH          SHARED-DEFINED    (1)     180,000
U S PHYSICAL THERAPY INC      COM         90337L108   2,713      109,700  SH          SHARED-DEFINED    (1)     109,700



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